united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

17645 Wright Street, Suite 200, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 3/31

Date of reporting period: 9/30/19

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
September 30, 2019

Core Market Neutral Fund
Institutional Class – STAKX
Class N - STTKX

1-855-447-2532
www.alphacorefunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Core Market Neutral Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.alphacorefunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Core Market Neutral Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

Total Return as of September 30, 2019
	Six	One	Since Inception	Since Inception
	Months	Year	August 14, 2017	December 28, 2017
Core Market Neutral Fund:
Institutional Class *	(1.34)%	(2.95)%	(8.28)%	—
Class N **	(1.51)%	(3.12)%	—	(9.21)%
HFRX Equity Market Neutral Index	(0.71)%	(3.91)%	(2.02)%	(2.48)%
BofA Merrill Lynch US 3-Month Treasury Bill Index	1.20%	2.39%	1.94%	2.11%

*	The Institutional Class commenced operations on August 14, 2017 and trading commenced on September 8, 2017.

**	Class N commenced operations on December 28, 2017.

HFRX Equity Market Neutral Index: Strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities and select securities for purchase and sale. These can include both factor-based and Statistical Arbitrage/Trading strategies. Equity Market Neutral Strategies typically maintain characteristic net equity market exposure no greater than 10% long or short. Investors cannot invest directly in an index or benchmark.

The BofA Merrill Lynch US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors can not invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses is 2.79% for the Institutional Class and 3.23% for Class N as per the July 29, 2019 prospectus. Both Class N and the Institutional Class shares are subject to a redemption fee of 1.00% on shares redeemed within 30 days of purchase. For performance information current to the most recent month-end,please call 1-855-447-2532.

PORTFOLIO COMPOSITION* (Unaudited)

Short-Term Investments	83.8%
Cash and Other Assets Less Liabilities	16.2%
100.0%

*    Based on Net Assets as of September 30, 2019.

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

Core Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Principal		Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS - 83.8%
	U.S. TREASURY BILLS - 83.8%
$6,400,000	United States Treasury Bill (a)	0.00%	10/10/2019	$6,397,180
6,400,000	United States Treasury Bill (a)	0.00%	12/5/2019	6,379,429
3,000,000	United States Treasury Bill (a)	0.00%	2/6/2020	2,980,933
4,800,000	United States Treasury Bill (a)	0.00%	2/27/2020	4,764,588
2,400,000	United States Treasury Bill (a)	0.00%	3/26/2020	2,379,084
1,000,000	United States Treasury Bill (a)	0.00%	4/23/2020	989,914
	TOTAL SHORT -TERM INVESTMENTS (Cost - $23,865,207)			23,891,128

	TOTAL INVESTMENTS (Cost - $23,865,207) - 83.8%			$23,891,128
	CASH AND OTHER ASSETS LESS LIABILITIES - 16.2%			4,606,727
	NET ASSETS - 100.0%			$28,497,855

(a)	Securities are pledged as collateral for swap contracts.

TOTAL RETURN SWAPS
						Unrealized
Number of		Notional Amount at		Termination		Appreciation/
Shares	Reference Entity (1)	September 30, 2019	Interest Rate Payable	Date	Counterparty	(Depreciation)
238,428	MSALP84X INDEX	$24,450,083	1-Month USD_LIBOR + 8 bp	11/23/2020	Morgan Stanley	$—

LIBOR - London Interbank Offered Rate

(1)	For information regarding the underlying swap positions, refer to the Additional Information Section that begins on the next page.

The accompanying notes are an integral part of these financial statements.

Core Market Neutral Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited )
MORGAN STANLEY SWAP
September 30, 2019

Shares	Security	Value

	COMMON STOCK - 19.5%
	AUSTRALIA- 0.8%
34,777	Fortescue Metals Group Ltd.	$206,407

	BELGIUM - 0.9%
3,758	Ageas SA	208,454

	CANADA - 0.8%
2,080	Franco Nevada Corp.	189,613

	FRANCE - 2.5%
53,490	Natixis SA	221,888
7,506	Peugeot SA	187,228
7,477	Vivendi SA	205,253
		614,369
	GERMANY - 1.0%
1,085	Allianz SE	252,956

	ISRAEL - 0.8%
1,685	Wix.com Ltd.	196,707

	JAPAN - 0.8%
5,200	Sumitomo Realty & Development Co.	197,896

	NETHERLANDS - 1.0%
2,510	ASM International NV	231,171

	SPAIN - 0.8%
49,090	Banco Santander SA	199,970

	UNITED KINGDOM - 2.4%
12,474	Royal Dutch Shell PLC	365,817
21,617	United Utilities Group PLC	219,982
		585,799
	UNITED STATES - 7.7%
2,563	Eastman Chemical Co.	189,226
1,499	Heico Corp.	187,195
3,361	McGrath RentCorp.	233,892
12,477	Nisource, Inc.	373,312
4,112	PROS Holdings, Inc.	245,075
3,019	Selective Insurance Group, Inc.	226,998
2,352	Southwest Gas Holdings, Inc.	214,126
1,171	Visa, Inc. - Class A	201,424
		1,871,248

	TOTAL COMMON STOCK (Cost - $4,844,965)	$4,754,590

The accompanying notes are an integral part of these financial statements.

Core Market Neutral Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited) (Continued)
MORGAN STANLEY SWAP
September 30, 2019

Shares	Security	Value

	SECURITIES SOLD SHORT* - 28.6%
	BELGIUM - 1.1%
6,844	Umicore NV	$258,386

	CAYMAN ISLANDS - 1.2%
19,948	Bitauto Holdings Ltd. - ADR	298,622

	FRANCE - 1.9%
2,799	Danone SA	246,620
14,166	Suez SA	222,776
		469,396
	GERMANY - 3.6%
1,592	Deutsche Börse AG	248,885
8,452	GEA Group AG	228,240
139,299	Telefonica SA	388,467
		865,592
	IRELAND - 0.9%
2,040	Medtronic PLC	221,585

	ISRAEL - 0.8%
21,407	Plus500 Ltd.	201,331

	JERSEY - 0.9%
7,049	Experian Group Ltd.	225,762

	SWITZERLAND- 1.0%
6,189	Implenia AG	232,627

	UNITED STATES - 17.2%
3,300	Agilent Technologies, Inc.	252,879
2,968	Arrow Electronics, Inc.	221,353
5,508	FirstEnergy Corp.	265,651
10,166	Huntsman Corp.	236,461
2,344	J.B. Hunt Transport Services, Inc.	259,364
2,413	J2 Global, Inc.	219,149
1,759	JPMorgan Chase & Co.	207,017
1,851	Kansas City Southern Co.	246,201
3,713	Kellogg Co.	238,931
8,778	Macom Technology Solutions Holdings, Inc.	188,683
1,458	Microsoft Corp.	202,706
1,587	Monlithic Power Systems, Inc.	246,985
1,160	Nextera Energy, Inc.	270,268
1,287	Nordson Corp.	188,236
1,548	Parker-Hannifin Corp.	279,584
3,136	Stamps.com, Inc.	233,475
3,848	Voya-Financial, Inc.	209,485
6,591	WW International, Inc.	249,272
		4,215,700

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $6,713,740)	$6,989,001

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

Swap:

The Fund holds a total return swap with Morgan Stanley Capital Services LLC. The swap provides exposure to the daily returns of a reference asset managed by Campbell & Co., LLC, less 0.35% per annum, in a market neutral strategy. According to the terms of the swap, the Adviser may increase or decrease this exposure on a daily basis. As of September 30, 2019, the Fund was subject to a base rate of one month USD LIBOR plus 8 bp. The reference asset account participates in an offsetting cash yield at the rate of one month LIBOR. The swap agreement contract was initially entered into as of December 17, 2018 (initial notional investment of $11,500,000), and has a two year swap duration, which may be increased,or decreased daily, and extended at any time.

The accompanying notes are an integral part of these financial statements.

Core Market Neutral Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in Securities at Cost	$23,865,207
Investments in Securities at Value	$23,891,128
Cash	3,349,288
Receivable for Swap Reset	2,044,049
Prepaid Expenses and Other Assets	8,132
Total Assets	29,292,597

Liabilities:
Payable for Securities Purchased	748,949
Accrued Advisory Fees	23,899
Payable to Related Parties	14,120
Accrued Trustee Fees	652
Accrued Distribution Fees	26
Accrued Expenses and Other Liabilities	7,096
Total Liabilities	794,742

Net Assets	$28,497,855

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	28,398,965
Accumulated Earnings	98,890
Net Assets	$28,497,855

Net Asset Value Per Share
Institutional Class:
Net Assets	$28,366,784
Shares of Beneficial Interest Outstanding (Unlimited shares of no par beneficial interest authorized)	2,272,443
Net Asset Value, Offering Price and Redemption Price per Share (a)	$12.48

Class N:
Net Assets	$131,071
Shares of Beneficial Interest Outstanding (Unlimited shares of no par beneficial interest authorized)	10,546
Net Asset Value, Offering Price and Redemption Price per Share (a)	$12.43

(a)	The Fund charges a fee of 1% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

Core Market Neutral Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2019

Investment Income:
Interest Income	$293,418
Total Investment Income	293,418

Expenses:
Investment Advisory Fees	137,390
Distribution Fees:
Class N	168
Administration Fees	23,565
Transfer Agent Fees	21,358
Fund Accounting Fees	17,667
Registration and Filing Fees	12,534
Chief Compliance Officer Fees	10,778
Audit Fees	10,528
Legal Fees	9,177
Printing Expense	8,524
Trustees’ Fees	7,020
Custody Fees	3,761
Third Party Administrative Servicing Fees	1,422
Insurance Expense	300
Miscellaneous Expenses	752
Total Expenses	264,944
Net Investment Income	28,474

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Options:
Net Realized Loss from:
Investments	(222)
Swaps	(401,745)
(401,967)
Net Change in Unrealized Appreciation on:
Investments	18,969
18,969

Net Realized and Unrealized Loss on Investments, Options and Swaps	(382,998)

Net Decrease in Net Assets Resulting From Operations	$(354,524)

The accompanying notes are an integral part of these financial statements.

Core Market Neutral Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	September 30, 2019	March 31, 2019
	(Unaudited)
Operations:
Net Investment Income (Loss)	$28,474	$(69,817)
Net Realized Loss on Investments and Swaps	(401,967)	(2,924,790)
Net Change in Unrealized Gain (Loss) on Investments, Swaps and Options	18,969	150,184
Net Decrease in Net Assets Resulting From Operations	(354,524)	(2,844,423)

Capital Share Transactions:
Institutional Class:
Proceeds from Shares Issued	15,363,407	14,739,481
Cost of Shares Redeemed	(172,418)	(23,150,545)
Redemption Fees	—	2,402
Total Capital Share Transactions	15,190,989	(8,408,662)

Class N
Proceeds from Shares Issued	—	196,763
Cost of Shares Redeemed	(4,336)	(980,419)
Redemption Fees	—	212
Total Capital Share Transactions	(4,336)	(783,444)

Total Net Increase (Decrease) in Net Assets	14,832,129	(12,036,529)

Net Assets:
Beginning of Period	13,665,726	25,702,255
End of Period	$28,497,855	$13,665,726

SHARE ACTIVITY
Institutional Class
Shares Sold	1,217,061	1,160,155
Shares Redeemed	(13,891)	(1,771,299)
Net increase (decrease) in shares of beneficial interest outstanding	1,203,170	(611,144)

Class N
Shares Sold	—	14,416
Shares Redeemed	(337)	(78,512)
Net decrease in shares of beneficial interest outstanding	(337)	(64,096)

The accompanying notes are an integral part of these financial statements.

Core Market Neutral Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Institutional Class
	Six Months Ended		Year Ended	Period* Ended
	September 30, 2019		March 31, 2019	March 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$12.65		$14.64	$15.00
From Operations:
Net investment income (loss) (a)	0.01		(0.05)	(0.10)
Net realized and unrealized loss on investments, swaps and options	(0.18)		(1.94)	(0.26)
Total from operations	(0.17)		(1.99)	(0.36)

Paid in capital from redemption fees	—		0.00 (e)	0.00	(e)

Net Asset Value, End of Period	$12.48		$12.65	$14.64

Total Return (b)	(1.34	)% (c)	(13.59)%	(2.40	)% (c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$28,367		$13,529	$24,605
Ratio of expenses to average net assets (f)
before waiver	1.90	% (d)	2.79%	2.65	% (d)
net of waiver	1.90	% (d)	1.86%	1.99	% (d)
Ratio of net investment income (loss) to average net assets (f)	0.21	% (d)	(0.40)%	(1.21	)% (d)
Portfolio turnover rate	0	% (c)	0%	0	% (c)

*	For the period August 14, 2017 (commencement of operations) through March 31, 2018. Trading commenced on September 8, 2017.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not annualized.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

(f)	Does not include indirect expenses of underlying derivatives in which the Fund invests, which could be significant.

The accompanying notes are an integral part of these financial statements.

Core Market Neutral Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Class N
	Six Months Ended		Year Ended	Period*Ended
	September 30, 2019		March 31, 2019	March 31, 2018
	(Unaudited)
Net Asset Value,Beginning of Period	$12.61		$14.63	$14.73
From Operations:
Net investment loss (a)	(0.00	) (e)	(0.13)	(0.04)
Net realized and unrealized loss on investments, swaps and options	(0.18)		(1.89)	(0.06)
Total from operations	(0.18)		(2.02)	(0.10)

Paid in capital from redemption fees	—		0.00 (e)	0.00	(e)

Net Asset Value,End of Period	$12.43		$12.61	$14.63

Total Return (b)	(1.51	)% (c)	(13.81)%	(0.68	)% (c)

Ratios/Supplemental Data
Net assets, end of period(in 000’s)	$131		$137	$1,097
Ratio of expenses to average net assets (f)
before waiver	2.15	% (d)	3.23%	2.75	% (d)
net of waiver	2.15	% (d)	2.11%	2.24	% (d)
Ratio of net investment loss to average net assets (f)	(0.05	)% (d)	(0.97)%	(1.24	)% (d)
Portfolio turnover rate	0	% (c)	0%	0	% (c)

*	For the period December 28, 2017 (commencement of operations) through March 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not annualized.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

(f)	Does not include indirect expenses of underlying derivatives in which the Fund invests, which could be significant.

The accompanying notes are an integral part of these financial statements.

Core Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2019

1.	ORGANIZATION

Core Market Neutral Fund (formerly AlphaCore Statistical Arbitrage Fund) (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Fund offers two classes of shares designated as Institutional Class and Class N. The Fund seeks capital appreciation with a low correlation to broad equity market indices. The Fund and the Institutional Class commenced operations on August 14, 2017 and trading commenced on September 8, 2017. Class N commenced operations on December 28, 2017.

Class N shares and Institutional Class shares are offered at net asset value. Each class of shares of the Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Swaps and options are valued based on the daily price reported from the counterparty or pricing agent. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”.  The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Core Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Core Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2019 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$23,891,128	$—	$23,891,128
Total	$—	$23,891,128	$—	$23,891,128

The Fund did not hold any Level 3 securities during the period.

Cash – Cash is held with a financial institution. Cash of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Swap Agreements - The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund has entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, the Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap.

The Fund holds a total return swap with Morgan Stanley Capital Services LLC. The swap provides exposure to the daily returns of a reference asset managed by Campbell & Co., LLC, less 0.35% per annum, in a market neutral strategy. According to the terms of the swap, the adviser may increase or decrease this exposure on a daily basis. As of September 30, 2019, the Fund was subject to a base rate of one month USD LIBOR plus 8 bp. The reference asset account participates in an offsetting cash yield at the rate of one month LIBOR. The swap agreement contract was initially entered into as of December 17, 2018 (initial notional investment of $11,500,000), and has a two years swap duration, which may be increased, or decreased daily, and extended at any time.

Core Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

The Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments and Statement of Assets and Liabilities of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed by the Fund are regularly collateralized either directly with the Fund or in a segregated account at the custodian. As of September 30, 2019, the Fund held $0 in cash in the collateral account with its custodian, in addition to the $23.90 million in U.S. Treasury Bills.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement, in the event of the default or bankruptcy of a swap agreement counterparty. The amounts due to the Fund or the counterparty are settled weekly, and therefore limits the Fund’s exposure. The Fund will enter into swap agreements only with large, well- capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the Securities and Exchange Commission’s (“SEC”) website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. Additionally, the Fund and each derivative counterparty enter into a Credit Support Annex which becomes part of the ISDA Master Agreement. The Credit Support Annex governs the margin collateral arrangements between the Fund and the derivative counterparty.

For the six months ended September 30, 2019, swap-related management fees, as provided by the counterparty, were equal to an annualized 0.67% of the Fund’s average daily net assets.

The notional value of the derivative instruments outstanding as of September 30, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or returns filed for the open tax periods ended March 31, 2019 or expected to be taken in the Fund’s March 31, 2020 year end tax returns.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid semi-annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character

Core Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”), investment advisory services are provided to the Fund by the AlphaCore Capital, LLC (“Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Fund. For the six months ended September 30, 2019, the Adviser earned management fees of $137,390, subject to the waiver detailed below.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees), contractual indemnification of Fund service providers (other than the Adviser)) at least until October 31, 2020, so that the total annual operating expenses of the Fund does not exceed 1.94% and 2.19% of the average daily net assets of the Fund’s Institutional Class and Class N, respectively (the “Expense Limitation Agreement”). The Adviser waived its investment advisory fee, and paid all Fund expenses for the period from November 7, 2018 to December 14, 2018. For the six months ended September 30, 2019, no fees were waived pursuant to the Expense Limitation Agreement. As of March 21, 2019, $207,816 of expense reimbursement is subject to recapture of which $71,316 and $136,500 is subject to recapture by the Adviser before March 31, 2021 and March 31, 2022, respectively, pursuant to the Expense Limitation Agreement.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Class N Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund’s Class N shares may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities. For the six months ended September 30, 2019, the Fund’s Class N shares incurred distribution fees of $168.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended September 30, 2019, the Distributor did not receive any underwriting commissions for sales of Fund shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Core Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2019, amounted to $0 and $0, respectively, for the Fund.

5.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Fund’s policy is to recognize a net asset or liability equal to the unrealized swap contracts gain or losses. During the six months ended September 30, 2019, the Fund was subject to a master netting arrangement for the swap contracts.

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended September 30, 2019:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Options	Net realized loss from swaps

The following is a summary of the Fund’s realized gain/(loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended September 30, 2019:

Realized loss on derivatives recognized in the Statement of Operations

		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	September 30, 2019
Swaps	$(401,745)	$(401,745)
Total	$(401,745)	$(401,745)

Core Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

6.	REDEMPTION FEES

The Fund assessed a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended September 30, 2019, the Fund assessed $0 in redemption fees.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2019, was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$23,865,207	$25,921	$—	$25,921

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(10,474)	$(1,462,307)	$—	$6,952	$(1,465,829)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $10,474.

At March 31, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		CLCF
Expiring	Short-Term	Long-Term	Total	Utilized
$—	$280,708	$1,181,599	$1,462,307	$—

Of the total capital loss carryforward, $1,045,546 is subject to an annual limitation under IRS Code Section 381/382 because of a change in ownership.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the Fund for the fiscal year ended March 31, 2019 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(1,919,243)	$1,919,243

Core Market Neutral Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of September 30, 2019, Campbell & Company LP account holding shares for the benefit of others, held approximately 75.23% of the voting securities of the Fund.

10.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU No. 2018-13, which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. The Fund early adopted ASU 2018-13 and the related changes have been incorporated into these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

AlphaCore Capital, LLC (Adviser to Core Market Neutral Fund)* (Unaudited)

In connection with the regular meeting held on June 25-26, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the approval of an investment advisory agreement (the “Advisory Agreement”) between AlphaCore Capital, LLC (“AlphaCore”) and the Trust, with respect to the Core Market Neutral Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.

The Trustees noted that AlphaCore was founded in 2015 and specialized in offering customized wealth and investment management services for independent investment advisers. The Trustees reviewed the background information on the adviser’s key personnel, taking into consideration their education and financial industry experience. They reviewed AlphaCore’s investment process and noted that AlphaCore utilized an investment model that incorporated mean reversion, momentum, and fundamental equity trading. The Trustees commented that AlphaCore’s investment approach included a liquid fixed income strategy that consisted of investment grade short-term instruments. The Trustees expressed their satisfaction with AlphaCore’s focus on risk management, implementing processes and dedicating sufficient resources to allow it to monitor concentration and liquidity risk. The Trustees agreed that AlphaCore would continue to provide quality service to the Fund for the benefit of shareholders.

Performance.

The Trustees discussed the Fund’s investment objective and strategy. They noted that the Fund returned -13.59% and -10.20% over the one year and since inception periods, respectively, and the Fund underperformed when compared to its Morningstar category and peer group medians for the one year and since inception periods. The Trustees considered additional performance information provided by the adviser, and the adviser’s explanation that the Fund’s underperformance was due in part to the Fund’s prior exposure to the quantitative equity program provided by a previous commodity trading adviser (“CTA”). The Trustees noted that AlphaCore replaced the Fund’s exposure to that CTA with the quantitative equity program provided by the current CTA and that the replacement had resulted in improved performance over the previous quarter. The Trustees concluded that the Fund’s performance had the potential to improve and was not unsatisfactory.

Fees and Expenses.

The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.99% was lower than its Morningstar category average and median and its peer group category average and median. The Trustees noted that the Fund’s net expense ratio of 1.99% was higher than its Morningstar average and median but was within range of the Fund’s Morningstar category and peer group. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale.

The Trustees considered whether economies of scale had been reached with respect to the advisory services provided to the Fund. The Trustees noted that the Fund was relatively small in terms of assets as compared to its peers and that the expense limitation provided by the adviser clearly benefited shareholders by providing lower net expenses. They noted AlphaCore’s willingness to monitor the industry and peer group averages to determine if the adoption of breakpoints is warranted. After discussion, it was the consensus of the Trustees that economies of scale would be revisited as the Fund’s assets increased.

Profitability.

The Trustees reviewed the profitability analysis provided by AlphaCore. They noted that AlphaCore had waived a significant portion of its fees and reported a loss with respect to its management of the Fund over the period. After discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Conclusion.

Having requested and received such information from AlphaCore as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure was not unreasonable and that renewal of the advisory agreement was in the best interests of the shareholders of the Core Market Neutral Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Core Market Neutral Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
September 30, 2019

As a shareholder of the Fund you incur (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period from April 1, 2019 through September 30, 2019.

Actual Expenses: The actual section of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The hypothetical section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Core Market Neutral Fund:	Actual			Hypothetical
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Fund’s
	Account	Account	Paid	Account	Account	Paid	Annualized
	Value	Value	During	Value	Value	During	Expense
	4/1/19	9/30/19	Period*	4/1/19	9/30/19	Period*	Ratio
Institutional Class	$1,000.00	$986.60	$9.46	$1,000.00	$1,015.54	$9.60	1.90%

	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Fund’s
	Account	Account	Paid	Account	Account	Paid	Annualized
	Value	Value	During	Value	Value	During	Expense
	4/1/19	9/30/19	Period*	4/1/19	9/30/19	Period*	Ratio
Class N	$1,000.00	$984.90	$10.70	$1,000.00	$1,014.29	$10.86	2.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period ended September 30, 2019 (183) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent year ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-447-2532 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-447-2532.

Investment Adviser

AlphaCore Capital, LLC

875 Prospect St. Suite 315

La Jolla, CA 92037

Administrator

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/6/19

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 12/6/19